UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21036

Name of Fund:  BlackRock Municipal Bond Trust (BBK)

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Municipal Bond Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2015

Date of reporting period: 05/31/2015

Item 1 – Schedule of Investments

Schedule of Investments May 31, 2015 (Unaudited)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 1.8%
City of Birmingham Alabama Special Care Facilities Financing Authority, RB, Children’s Hospital (AGC):
6.00%, 6/01/34	$1,150	$1,323,823
6.00%, 6/01/39	450	517,271
City of Hoover Alabama Board of Education, Refunding, Special Tax, Capital Outlay Warrants, 4.25%, 2/15/40	1,275	1,306,671

		3,147,765
Arizona — 7.3%
Arizona Board of Regents, RB, Arizona State University, Series C, 5.50%, 7/01/26	200	230,932
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	2,200	2,318,382
City of Phoenix Arizona IDA, RB, Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/45 (a)	460	459,269
County of Pinal Arizona Electric District No. 3, Refunding RB, Electric System, 4.75%, 7/01/31	3,750	4,036,912
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,677,450
5.00%, 12/01/37	2,065	2,300,761
University Medical Center Corp., RB, 6.50%, 7/01/19 (b)	500	599,225
University Medical Center Corp., Refunding RB, 6.00%, 7/01/21 (b)	900	1,118,259

		12,741,190
Arkansas — 3.2%
Arkansas State University, RB, Jonesboro Campus, Series B, 4.00%, 12/01/28	400	421,044
City of Benton Arkansas, RB, 4.00%, 6/01/39	905	937,571
City of Hot Springs Arkansas, RB, Wastewater, 5.00%, 12/01/38	1,200	1,341,720
City of Little Rock Arkansas, RB, 4.00%, 7/01/41	2,250	2,280,442
Municipal Bonds	Par (000)	Value
Arkansas (concluded)
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	$465	$500,326

		5,481,103
California — 18.8%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 8/15/31	1,900	2,248,498
California HFA, RB, Home Mortgage, Series G, AMT, 5.05%, 2/01/29	2,285	2,327,729
Carlsbad California Unified School District, GO, Election of 2006, Series B, 0.00%, 5/01/34 (c)	1,000	926,180
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.75%, 3/01/34	2,000	2,275,880
County of Stanislaus California Tobacco Securitization Agency, RB, CAB, Sub-Series C, 0.00%, 6/01/55 (d)	4,500	53,415
Dinuba California Unified School District, GO, Election of 2006 (AGM), 5.75%, 8/01/33	500	580,120
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 0.00%, 8/01/34 (c)	1,650	1,342,589
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 8/01/38 (d)	8,000	2,826,880
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 8/01/30 (d)	1,500	839,790
0.00%, 8/01/33 (d)	4,000	1,453,760
0.00%, 8/01/39 (c)	2,000	1,493,440
San Diego Community College District, GO, CAB, Election of 2002, 0.00%, 8/01/33 (c)	2,800	2,738,792
State of California, GO, Refunding, Various Purposes:
5.00%, 2/01/38	3,000	3,358,170
4.00%, 10/01/44	1,500	1,520,985
State of California, GO, Various Purposes:
5.75%, 4/01/31	2,000	2,303,760
6.00%, 3/01/33	1,000	1,211,920
6.50%, 4/01/33	1,950	2,334,130

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2015	1

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
State of California, GO, Various Purposes (concluded):
5.50%, 3/01/40	$2,350	$2,737,515

		32,573,553
Colorado — 1.4%
Colorado Health Facilities Authority, RB, Catholic Health Initiatives, Series D, 6.25%, 10/01/33	1,070	1,216,879
Park Creek Metropolitan District, Refunding RB, Senior Limited Property Tax (AGM), 6.00%, 12/01/38	750	878,302
University of Northern Colorado Greely, Refunding RB, Institutional Enterprise, Series A, 4.00%, 6/01/35	250	260,763

		2,355,944
Connecticut — 1.1%
Connecticut State Health & Educational Facility Authority, Refunding RB:
3.63%, 7/01/32	875	841,461
4.00%, 7/01/38	570	559,854
Lawrence & Memorial Hospital, Series F, 5.00%, 7/01/36	550	595,188

		1,996,503
Delaware — 0.8%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,200	1,375,608
Florida — 3.5%
County of Collier Florida Health Facilities Authority, Refunding RB, Series A, 4.00%, 5/01/45	250	240,285
County of Miami-Dade Florida, RB, AMT, Seaport Department, Series B, 6.00%, 10/01/31	4,135	5,006,658
County of Orange Florida Health Facilities Authority, Refunding RB, Mayflower Retirement Center, 5.00%, 6/01/36	125	131,683
Municipal Bonds	Par (000)	Value
Florida (concluded)
Stevens Plantation Community Development District, Special Assessment, Series A, 7.10%, 5/01/35 (e)(f)	$910	$678,905

		6,057,531
Georgia — 2.6%
City of Atlanta Georgia Water & Wastewater Revenue, 5.00%, 11/01/43	4,000	4,481,400
Hawaii — 0.2%
Hawaii State Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	400	428,772
Idaho — 2.0%
Idaho Health Facilities Authority, RB, St. Lukes Health System Project, Series A, 5.00%, 3/01/39	1,230	1,344,734
Idaho Health Facilities Authority, Refunding RB, Trinity Health Group, Series B, 6.25%, 12/01/18 (b)	1,750	2,053,678

		3,398,412
Illinois — 5.1%
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 1/01/29	2,000	2,000,180
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	870	915,231
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	665	699,746
Illinois Finance Authority, RB, Rush University Medical Center, Series C, 6.63%, 5/01/19 (b)	650	779,448
Illinois Finance Authority, Refunding RB:
Friendship Village Schaumburg, Series A, 5.63%, 2/15/37	210	210,017
OSF Healthcare System, Series A, 6.00%, 5/15/39	1,010	1,169,368
Roosevelt University Project, 6.50%, 4/01/44	1,000	1,072,260

2	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Illinois (concluded)
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 6/01/28	$1,150	$1,357,632
State of Illinois, GO, 5.00%, 2/01/39	665	671,477

		8,875,359
Indiana — 0.6%
Indiana Finance Authority, Refunding RB, U.S. Steel Corp. Project, 6.00%, 12/01/26	1,000	1,091,100
Iowa — 0.9%
Iowa Higher Education Loan Authority, Refunding RB, Private College Facility, Upper Iowa University Project:
5.75%, 9/01/30	500	516,170
6.00%, 9/01/39	1,000	1,033,960

		1,550,130
Kansas — 2.5%
County of Seward Kansas Unified School District No. 480, GO, Refunding, 5.00%, 9/01/39	4,000	4,424,520
Kentucky — 1.8%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 1/01/40	1,830	2,018,417
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C (c):
0.00%, 7/01/34	500	349,810
0.00%, 7/01/39	830	573,646
0.00%, 7/01/43	270	185,126

		3,126,999
Louisiana — 1.5%
City of Alexandria Louisiana Utilities, RB, 5.00%, 5/01/39	860	951,160
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,050	1,259,948
Municipal Bonds	Par (000)	Value
Louisiana (concluded)
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 5/01/31	$400	$443,580

		2,654,688
Maryland — 1.1%
County of Anne Arundel Maryland Consolidated, Special Tax District, Villages at Two Rivers Project, 5.13%, 7/01/36	170	172,397
County of Anne Arundel Maryland Consolidated, Special Taxing District, Villages at Two Rivers Project, 5.25%, 7/01/44	170	172,074
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Peninsula Regional Medical Center:
5.00%, 7/01/39	900	979,434
5.00%, 7/01/45	560	603,630

		1,927,535
Massachusetts — 1.0%
Massachusetts Development Finance Agency, Refunding RB, 5.00%, 1/01/41	1,600	1,688,480
Michigan — 3.6%
Michigan Finance Authority, RB, Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 7/01/44	240	246,326
Michigan State Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	2,100	2,151,597
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (b)	1,950	2,391,987
State of Michigan Building Authority, Refunding RB, Facilities Program, Series I, 6.25%, 10/15/38	1,250	1,436,238

		6,226,148
Minnesota — 3.3%
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series B (AGC), 6.50%, 11/15/38	4,600	5,323,350

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2015	3

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Minnesota (concluded)
State Cloud Independent School District No. 742, GO, Series A, 3.13%, 2/01/34	$450	$426,199

		5,749,549
Mississippi — 3.3%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	400	449,480
Mississippi Development Bank, RB, Special Obligation:
CAB, Hinds Community College District (AGM), 5.00%, 4/01/36	845	916,952
County of Jackson Limited Tax Note (AGC), 5.50%, 7/01/32	1,750	1,975,715
University of Southern Mississippi, RB, Campus Facilities Improvements Project, 5.38%, 9/01/36	2,100	2,366,931

		5,709,078
Missouri — 3.0%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	900	955,737
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/31	500	548,740
A.T. Still University of Health Sciences, 4.25%, 10/01/32	320	333,917
A.T. Still University of Health Sciences, 5.00%, 10/01/39	500	556,105
Heartland Regional Medical Center, 4.13%, 2/15/43	400	402,548
University of Central Missouri, Series C-2, 4.00%, 10/01/28	400	419,732
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,000	1,120,680
Municipal Bonds	Par (000)	Value
Missouri (concluded)
Missouri State Health & Educational Facilities Authority, Refunding RB, CoxHealth, Series A, 5.00%, 11/15/38	$800	$870,104

		5,207,563
Nebraska — 4.5%
Central Plains Energy Project Nebraska, RB, Gas Project No. 3, 5.00%, 9/01/42	600	642,108
Douglas County Hospital Authority No. 2, RB, Madonna Rehabilitation Hospital Project, 4.00%, 5/15/33	1,220	1,192,440
Minden Public Schools, GO, 4.00%, 12/15/39	500	504,790
Nebraska Public Power District, Refunding RB:
Series A, 5.00%, 1/01/32	250	279,528
Series A, 4.00%, 1/01/44	400	408,688
Series A-2, 5.00%, 1/01/40	2,000	2,201,060
Omaha School District, GO, 4.00%, 12/15/39	2,500	2,571,975

		7,800,589
Nevada — 1.6%
City of Las Vegas Nevada, Special Assessment, No. 809 Summerlin Area, 5.65%, 6/01/23	1,160	1,166,101
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 7/01/36	1,000	1,039,310
County of Clark Nevada, Refunding RB, Alexander Dawson School Nevada Project, 5.00%, 5/15/29	575	595,200

		2,800,611
New Jersey — 10.5%
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 1/01/37 (e)(f)	915	44,835
New Jersey EDA, RB, AMT:
Continental Airlines, Inc. Project, Series B, 5.63%, 11/15/30	660	738,329
The Goethals Bridge Replacement Project (AGM), 5.13%, 7/01/42	200	216,514

4	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey (concluded)
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/01/28	$7,500	$9,278,175
New Jersey Educational Facilities Authority, Refunding RB, University of Medicine & Dentistry, Series B (b):
7.13%, 6/01/19	630	771,901
7.50%, 6/01/19	800	991,856
New Jersey Health Care Facilities Financing Authority, Refunding RB, St. Barnabas Health Care System, Series A:
4.63%, 7/01/23	510	562,821
5.00%, 7/01/25	500	562,915
5.63%, 7/01/37	1,700	1,904,425
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series AA, 6.50%, 10/01/38	125	129,696
New Jersey Transportation Trust Fund Authority, RB, Transportation Program, Series AA, 5.00%, 6/15/44	3,030	3,043,059

		18,244,526
New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 8/01/44	450	494,388
New York — 9.3%
City of New York New York, GO, Fiscal 2014, Sub-Series A-1:
5.00%, 8/01/29	400	459,772
5.00%, 8/01/35	1,580	1,773,361
City of New York New York Industrial Development Agency, ARB, American Airlines, Inc., JFK International Airport, AMT, 7.75%, 8/01/31 (g)	3,165	3,414,497
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/39	1,250	1,279,475
County of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (a)	900	918,270
Municipal Bonds	Par (000)	Value
New York (concluded)
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien, Remarketing, Series A, 5.00%, 11/01/30	$1,500	$1,613,325
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 6/01/45	1,160	1,064,126
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/39	3,335	3,794,296
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	800	908,232
3 World Trade Center Project, Class 2, 5.38%, 11/15/40 (a)	405	437,562
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series A, AMT, 5.25%, 11/01/42 (a)	400	413,588

		16,076,504
North Carolina — 2.1%
County of Gaston North Carolina Industrial Facilities & Pollution Control Financing Authority, RB, Exempt Facilities, National Gypsum Co. Project, AMT, 5.75%, 8/01/35	2,695	2,696,294
North Carolina Medical Care Commission, Refunding RB, University Health System, Series D, 6.25%, 12/01/18 (b)	800	938,520

		3,634,814
North Dakota — 0.5%
City of Fargo North Dakota, Refunding RB, University Facilities Development Foundation Project, 3.00%, 12/01/30	400	386,016

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2015	5

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
North Dakota (concluded)
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 7/01/21 (b)	$480	$568,819

		954,835
Ohio — 4.7%
City of Cleveland Ohio, RB, Sub Lien, Series A-2, 5.00%, 10/01/37	3,000	3,343,560
City of Dayton Ohio Airport Revenue, Refunding ARB, James M Cox Dayton International Airport, AMT, 4.00%, 12/01/32	2,000	2,018,220
Northeast Ohio Regional Sewer District, Refunding RB, 4.00%, 11/15/49	2,000	2,020,620
State of Ohio Higher Educational Facilities Commission, Refunding RB, VRDN, Case Western Reserve University 2001 Project, Series A, Wells Fargo Bank NA SBPA), 0.05%, 10/01/22 (g)	800	800,000

		8,182,400
Oklahoma — 0.7%
Oklahoma Municipal Power Authority, RB, Power Supply System, Series A, 4.00%, 1/01/38	1,140	1,167,736
Oregon — 3.5%
City of Forest Grove Oregon, Refunding RB, 4.00%, 5/01/45	300	280,608
County of Jefferson Oregon, GO:
5.00%, 6/01/40	615	693,966
5.00%, 6/01/45	875	981,846
County of Umatilla Pendleton Oregon School District No. 16R, GO, Series A, 4.00%, 6/15/38	265	273,946
Lane County School District No. 19 Springfield, GO, CAB, Series B, 0.00%, 6/15/40 (d)	1,000	338,100
Oregon Health & Science University, RB, Series A, 5.75%, 7/01/39	750	862,598
State of Oregon State Facilities Authority, Refunding RB, Series A:
4.00%, 4/01/40	460	457,111
Municipal Bonds	Par (000)	Value
Oregon (concluded)
State of Oregon State Facilities Authority, Refunding RB, Series A (concluded):
5.00%, 4/01/45	$2,000	$2,166,340

		6,054,515
Pennsylvania — 3.7%
County of Allegheny Pennsylvania IDA, Refunding RB, U.S. Steel Corp. Project, 6.55%, 12/01/27	1,695	1,946,182
Delaware River Port Authority, RB:
4.50%, 1/01/32	1,500	1,633,635
Series D (AGM), 5.00%, 1/01/40	2,600	2,857,712

		6,437,529
Rhode Island — 3.4%
Rhode Island Health & Educational Building Corp., RB, Hospital Financing, LifeSpan Obligation, Series A (AGC), 7.00%, 5/15/39	1,000	1,175,710
State of Rhode Island, COP, School for the Deaf Project, Series C (AGC), 5.38%, 4/01/28	900	1,004,886
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/40	1,000	1,046,490
Series B, 4.50%, 6/01/45	2,730	2,634,122

		5,861,208
South Carolina — 0.8%
Lexington One School Facilities Corp., Refunding RB:
3.00%, 12/01/27	750	736,343
3.13%, 12/01/28	600	592,170

		1,328,513
Tennessee — 2.4%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 1/01/40	1,950	2,130,804
County of Chattanooga-Hamilton Hospital Authority, Refunding RB, 5.00%, 10/01/44	875	925,102
County of Memphis-Shelby Tennessee Sports Authority, Inc., Refunding RB, Memphis Arena Project, Series A, 5.38%, 11/01/28	275	316,330

6	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Tennessee (concluded)
Johnson City Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 8/15/42	$800	$847,072

		4,219,308
Texas — 9.3%
County of Harris Texas Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B (b):
7.13%, 12/01/18	500	600,405
7.25%, 12/01/18	1,750	2,108,908
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41 (d)	11,690	2,997,784
County of Matagorda Texas Navigation District No. 1, Refunding RB, Central Power & Light Co. Project, Series A, 6.30%, 11/01/29	1,500	1,707,540
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 9/15/38 (d)	10,760	3,696,490
Leander Independent School District Leander Independent School District Leander Independent School District, GO, Refunding CAB Series D, 0.00%, 8/15/35 (d)	4,000	1,707,480
Red River Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	760	863,884
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, LBJ Freeway Managed Lanes Project, 7.00%, 6/30/40	2,000	2,403,440

		16,085,931
U.S. Virgin Islands — 1.0%
Virgin Islands Public Finance Authority, Refunding RB, Virgin Islands Gross Receipts, Series C, 4.50%, 10/01/44	1,700	1,732,385
Vermont — 3.0%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/37	2,360	2,428,558
Municipal Bonds	Par (000)	Value
Vermont (concluded)
Vermont Educational & Health Buildings Financing Agency, Refunding RB, Fletcher Allen Health Hospital, Series B (AGM), 5.00%, 12/01/34	$1,590	$1,687,324
Vermont Student Assistance Corp., RB, Series A, 4.13%, 6/15/30	1,000	1,003,360

		5,119,242
Virginia — 0.6%
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	880	1,011,965
Washington — 1.0%
Washington Health Care Facilities Authority, RB, MultiCare Health System, Series B (AGC), 6.00%, 8/15/19 (b)	1,400	1,665,930
West Virginia — 0.6%
West Virginia Hospital Finance Authority, Refunding RB, Valley Health System Obligation Group Series 2014, 5.00%, 1/01/44	900	977,796
Wisconsin — 0.6%
WPPI Energy Power Supply Systems, Refunding RB, Series A:
5.00%, 7/01/36	330	370,976
5.00%, 7/01/37	665	745,365

		1,116,341
Total Municipal Bonds — 134.5%		233,235,996

Municipal Bonds Transferred to Tender Option Bond Trusts (h)
Colorado — 2.3%
Colorado Health Facilities Authority, RB, Catholic Health, Series C-7 (AGM), 5.00%, 9/01/36	3,750	3,970,125
New Jersey — 0.8%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 6/15/36 (i)	1,400	1,434,483

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2015	7

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
New York — 14.4%
City of New York New York, GO, Fiscal 2015, Series B, 4.00%, 8/01/32	$3,990	$4,148,403
City of New York New York Municipal Water Finance Authority, RB, Water & Sewer System, Fiscal 2009, Series A, 5.75%, 6/15/40	450	509,917
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2013, Series CC, 5.00%, 6/15/47	6,000	6,617,775
2nd General Resolution, Series FF-2, 5.50%, 6/15/40	405	466,010
Series A, 4.75%, 6/15/30	3,000	3,216,450
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (i)	2,500	2,853,618
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,505	2,858,380
State of New York Dormitory Authority, RB, New York University, Series A, 5.00%, 7/01/18 (b)	2,199	2,457,807
State of New York Thruway Authority, Refunding RB, Transportation, Series A, 5.00%, 3/15/31	1,560	1,776,715

		24,905,075
Ohio — 2.0%
County of Montgomery Ohio, RB, Catholic Health, Series C-1 (AGM), 5.00%, 10/01/41	1,260	1,331,946
Municipal Bonds Transferred to Tender Option Bond Trusts (h)	Par (000)	Value
Ohio (concluded)
Ohio Higher Educational Facility Commission, RB, Cleveland Clinic Health, Series A, 5.25%, 1/01/33	$2,000	$2,160,000

		3,491,946
Texas — 1.0%
City of San Antonio Texas Public Service Board, RB, Electric & Gas Systems, Junior Lien, 5.00%, 2/01/43	1,580	1,737,068
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 20.5%		35,538,697
Total Long-Term Investments (Cost — $247,493,754) — 155.0%		268,774,693

Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund, 0.02% (j)(k)	1,347,676	1,347,676
Total Short-Term Securities (Cost — $1,347,676) — 0.8%		1,347,676
Total Investments (Cost — $248,841,430*) — 155.8%		270,122,369
Other Assets Less Liabilities — 1.5%		2,652,163
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (11.2)%		(19,501,509)
VMTP Shares, at Liquidation Value — (46.1)%		(79,900,000)

Net Assets Applicable to Common Shares — 100.0%		$173,373,023

* As of May 31, 2015, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$228,756,350

Gross unrealized appreciation		$23,416,252
Gross unrealized depreciation		(1,544,992)

Net unrealized appreciation		$21,871,260

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown is as of report date.
(d)	Zero-coupon bond.
(e)	Issuer filed for bankruptcy and/or is in default of principal and/or interest payments.
(f)	Non-income producing security.

8	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2015

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

(g)	Variable rate security. Rate shown is as of report date.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual interest certificates received by the Trust. These bonds serve as collateral in a secured borrowing.

(i)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB Trust or in the event of a default on the security. In the case of a shortfall or default, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from February 15, 2019 to June 15, 2019 is $ 2,411,645.

(j)	During the period ended May 31, 2015, investments in issuers considered to be an affiliate of the Trust for purposes of Section 2(a)(3) of the Investment Company Act 1940, as amended, were as follows:

Affiliate	Shares Held at August 31, 2014	Net Activity	Shares Held at May 31, 2015	Income
FFI Institutional Tax-Exempt Fund	3,426,637	(2,078,961)	1,347,676	$2,123

(k)	Represents the current yield as of report date.

Portfolio Abbreviations

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
EDA	Economic Development Authority
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
NPFGC	National Public Finance Guarantee Corp.
PILOT	Payment in Lieu of Taxes
RB	Revenue Bonds
SBPA	Stand-by Bond Purchase Agreements
S/F	Single-Family
VRDN	Variable Rate Demand Notes

•	As of May 31, 2015, financial futures contracts outstanding were as follows:

Contracts Short	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation
(163)	10-Year U.S. Treasury Note	Chicago Board of Trade	September 2015	$20,813,063	$(66,455)

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2015	9

Schedule of Investments (continued)	BlackRock Municipal Bond Trust (BBK)

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. The three levels of the fair value hierarchy are as follows:

•	Level 1 — unadjusted quoted prices in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments and derivative financial instruments)

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

As of May 31, 2015, the following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$268,774,693	—	$268,774,693
Short-Term Securities	$1,347,676	—	—	1,347,676

Total	$1,347,676	$268,774,693	—	$270,122,369

[1] See above Schedule of Investments for values in each state or political subdivision.
	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(66,455)	—	—	$(66,455)
[2] Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

10	BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2015

Schedule of Investments (concluded)	BlackRock Municipal Bond Trust (BBK)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of May 31, 2015, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Assets:
Cash pledged for financial futures contracts	$220,050	—	—	$220,050
Liabilities:
TOB Trust Certificates	—	$(19,494,759)	—	(19,494,759)
VMTP Shares	—	(79,900,000)	—	(79,900,000)

Total	$220,050	$(99,394,759)	—	$(99,174,709)

During the period ended May 31, 2015, there were no transfers between levels.

BLACKROCK MUNICIPAL BOND TRUST	MAY 31, 2015	11

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Trust

Date: July 23, 2015

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Trust

Date: July 23, 2015